Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2016
Related Party Transaction [Line Items]
Vessel operating expenses (notes 14b and 14c)	$ (165,375)	$ (184,233)	$ (208,601)
Strategic and administrative service fees	(33,593)	(30,775)	(31,422)
Technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses (notes 14b and 14c)	(1,008)	(992)	(1,202)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(303)	(402)	(185)
LNG terminal services
Related Party Transaction [Line Items]
Revenue from Related Parties	0	0	1,979
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 691	$ 699	$ 1,085
Teekay LNG Operating LLC | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners				30.00%